Finance Costs And Income - Summary of finance costs and income (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [Abstract]
Short and long-term borrowings	$ 3,820	$ 4,394	$ 17,252	$ 19,993	$ 19,679
Interest on lease liability	695	793	3,029	3,371	2,586
Total finance costs	4,515	5,187	20,281	23,364	22,265
Finance Income
Interest income	644	195	3,286	871	3,687
Net finance costs	$ 3,871	$ 4,992	$ 16,995	$ 22,493	$ 18,578